Summary of Significant Accounting Policies (Details) - Schedule of change in carrying value of redeemable class A common stock - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Change In Carrying Value Of Redeemable Class ACommon Stock Abstract
Gross proceeds, shares				17,309,719
Gross proceeds				$ 175,693,636
Proceeds allocated to the fair value of warrants, shares
Proceeds allocated to the fair value of warrants				$ (11,760,676)
Class A common stock issuance costs and overallotment costs, shares
Class A common stock issuance costs and overallotment costs				$ (3,832,731)
Accretion of carrying value to redemption value Shares
Accretion of carrying value to redemption value				$ 15,593,409
Class A common stock subject to possible redemption, shares	3,539,809	1,090,718	3,539,809	17,309,719
Class A Common Stock subject to possible redemption; 3,539,809 and 17,309,719 shares at redemption value of $10.53 and $10.15 per share as of December 31, 2022 and 2021, respectively		$ 11,899,026	$ 37,247,257	$ 175,693,636
Sponsor deposits, shares
Sponsor deposits			$ 3,780,526
Redemption and withdrawals, shares		(2,449,091)	(13,769,910)
Redemption and withdrawals		$ (26,538,036)	$ (143,462,986)
Remeasurement carrying value to redemption value Shares
Remeasurement carrying value to redemption value	$ 745,006	$ 444,799	$ 5,016,618